Segment Information - Accounts Receivable for Services (Detail) (NPL services [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
NPL services [Member]
Segment Reporting Information [Line Items]
Accounts receivable for NPL services	$ 10,787	$ 8,179